Fair value of financial instruments (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at July 31, 2023
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$81,356	$–	$–	$6,294	$6,294	$87,650	$87,650
Securities
Trading	165,913	10,690	–	–	–	–	176,603	176,603
Investment, net of applicable allowance	–	–	116,382	942	78,698	72,692	196,022	190,016
	165,913	10,690	116,382	942	78,698	72,692	372,625	366,619
Assets purchased under reverse repurchase agreements and securities borrowed	296,430	–	–	–	50,721	50,721	347,151	347,151
Loans, net of applicable allowance
Retail	94	378	277	–	557,876	534,243	558,625	534,992
Wholesale	5,851	3,069	571	–	267,598	261,382	277,089	270,873
	5,945	3,447	848	–	825,474	795,625	835,714	805,865
Other
Derivatives	115,914	–	–	–	–	–	115,914	115,914
Other assets (1)	4,365	5	–	–	61,594	61,594	65,964	65,964
Financial liabilities
Deposits
Personal	$309	$26,452			$407,286	$405,156	$434,047	$431,917
Business and government (2)	201	139,696			596,833	595,211	736,730	735,108
Bank (3)	–	10,517			34,377	34,323	44,894	44,840
	510	176,665			1,038,496	1,034,690	1,215,671	1,211,865
Other
Obligations related to securities sold short	36,653	–			–	–	36,653	36,653
Obligations related to assets sold under repurchase agreements and securities loaned	–	301,752			32,713	32,713	334,465	334,465
Derivatives	117,244	–			–	–	117,244	117,244
Other liabilities (4)	(877)	19			89,225	89,193	88,367	88,335
Subordinated debentures	–	–			11,202	11,072	11,202	11,072

	As at October 31, 2022
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$–	$23,543	$23,543	$108,011	$108,011
Securities
Trading	138,507	9,698	–	–	–	–	148,205	148,205
Investment, net of applicable allowance	–	–	92,063	828	77,127	70,073	170,018	162,964
	138,507	9,698	92,063	828	77,127	70,073	318,223	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	–	–	–	53,180	53,180	317,845	317,845
Loans, net of applicable allowance
Retail	73	375	218	–	546,767	521,428	547,433	522,094
Wholesale	6,914	3,222	563	–	261,833	253,816	272,532	264,515
	6,987	3,597	781	–	808,600	775,244	819,965	786,609
Other
Derivatives	154,439	–	–	–	–	–	154,439	154,439
Other assets (1)	3,377	–	–	–	73,084	73,084	76,461	76,461
Financial liabilities
Deposits
Personal	$298	$21,959			$382,675	$380,396	$404,932	$402,653
Business and government (2)	447	152,119			607,304	605,102	759,870	757,668
Bank (3)	–	7,196			36,816	36,758	44,012	43,954
	745	181,274			1,026,795	1,022,256	1,208,814	1,204,275
Other
Obligations related to securities sold short	35,511	–			–	–	35,511	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835			25,112	25,112	273,947	273,947
Derivatives	153,491	–			–	–	153,491	153,491
Other liabilities (4)	(360)	69			90,348	90,160	90,057	89,869
Subordinated debentures	–	–			10,025	9,668	10,025	9,668

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2023						October 31, 2022
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$81,356	$–	$		$81,356	$–	$84,468	$–	$		$84,468
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	18,595	2,067	–			20,662	15,024	3,779	–			18,803
Provincial and municipal	–	14,148	–			14,148	–	13,257	–			13,257
U.S. federal, state, municipal and agencies (1), (2)	3,507	48,288	–			51,795	1,254	35,570	4			36,828
Other OECD government (3)	2,919	2,790	–			5,709	1,325	3,452	–			4,777
Mortgage-backed securities (1)	–	2	–			2	–	2	–			2
Asset-backed securities
Non-CDO securities (4)	–	1,239	–			1,239	–	1,308	2			1,310
Corporate debt and other debt	–	22,767	–			22,767	–	21,162	7			21,169
Equities	55,847	2,255	2,179			60,281	46,592	3,593	1,874			52,059
	80,868	93,556	2,179			176,603	64,195	82,123	1,887			148,205
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	1,175	3,659	–			4,834	1,226	2,555	–			3,781
Provincial and municipal	–	2,582	–			2,582	–	2,124	–			2,124
U.S. federal, state, municipal and agencies (1)	102	62,377	–			62,479	440	43,918	–			44,358
Other OECD government	–	6,417	–			6,417	–	5,144	–			5,144
Mortgage-backed securities (1)	–	2,521	30			2,551	–	2,860	28			2,888
Asset-backed securities
CDO	–	7,618	–			7,618	–	7,524	–			7,524
Non-CDO securities	–	432	–			432	–	524	–			524
Corporate debt and other debt	–	29,328	141			29,469	–	25,569	151			25,720
Equities	37	474	431			942	36	395	397			828
	1,314	115,408	602			117,324	1,702	90,613	576			92,891
Assets purchased under reverse repurchase agreements and securities borrowed	–	296,430	–			296,430	–	264,665	–			264,665
Loans	–	7,929	2,311			10,240	–	9,673	1,692			11,365
Other
Derivatives
Interest rate contracts	–	35,685	237			35,922	–	39,804	263			40,067
Foreign exchange contracts	–	65,792	7			65,799	–	99,424	13			99,437
Credit derivatives	–	298	–			298	–	388	–			388
Other contracts	2,811	13,327	98			16,236	3,939	14,786	62			18,787
Valuation adjustments	–	(1,484)	3			(1,481)	–	(2,100)	45			(2,055)
Total gross derivatives	2,811	113,618	345			116,774	3,939	152,302	383			156,624
Netting adjustments					(860)	(860)					(2,185)	(2,185)
Total derivatives						115,914						154,439
Other assets	1,453	2,906	11			4,370	1,221	2,141	15			3,377
	$86,446	$711,203	$5,448		$(860)	$802,237	$71,057	$685,985	$4,553		$(2,185)	$759,410
Financial liabilities
Deposits
Personal	$–	$26,480	$281	$		$26,761	$–	$22,016	$241	$		$22,257
Business and government	–	139,897	–			139,897	–	152,566	–			152,566
Bank	–	10,517	–			10,517	–	7,196	–			7,196
Other
Obligations related to securities sold short	15,005	21,648	–			36,653	16,383	19,128	–			35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	301,752	–			301,752	–	248,835	–			248,835
Derivatives
Interest rate contracts	–	36,323	869			37,192	–	39,592	1,122			40,714
Foreign exchange contracts	–	58,164	53			58,217	–	94,310	145			94,455
Credit derivatives	–	109	–			109	–	125	–			125
Other contracts	3,408	19,256	539			23,203	3,847	16,663	847			21,357
Valuation adjustments	–	(609)	(8)			(617)	–	(967)	(8)			(975)
Total gross derivatives	3,408	113,243	1,453			118,104	3,847	149,723	2,106			155,676
Netting adjustments					(860)	(860)					(2,185)	(2,185)
Total derivatives						117,244						153,491
Other liabilities	400	(1,258)	–			(858)	341	(632)	–			(291)
	$18,813	$612,279	$1,734		$(860)	$631,966	$20,571	$598,832	$2,347		$(2,185)	$619,565
(1)	As at July 31, 2023, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $13,037 million

and $nil (October 31, 2022 – $12,273 million and $nil), respectively, and in all fair value levels of Investment securities were $21,641 million

and $2,462
million

(October 31, 2022 – $23,362 million and $2,755 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligation s (CDO).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	19	–	–	–	(16)	–	(3)	–	–
Equities	2,177	(37)	(28)	70	(9)	6	–	2,179	(13)
	2,196	(37)	(28)	70	(25)	6	(3)	2,179	(13)
Investment
Mortgage-backed securities	27	–	3	–	–	–	–	30	n.a.
Corporate debt and other debt	150	–	(9)	–	–	–	–	141	n.a.
Equities	436	–	(6)	1	–	–	–	431	n.a.
	613	–	(12)	1	–	–	–	602	n.a.
Loans	2,410	(28)	(58)	61	(71)	2	(5)	2,311	(13)
Other
Net derivative balances (3)
Interest rate contracts	(638)	(14)	1	1	19	7	(8)	(632)	(8)
Foreign exchange contracts	(56)	3	(1)	(9)	11	–	6	(46)	2
Other contracts	(413)	(43)	11	(23)	17	(37)	47	(441)	(45)
Valuation adjustments	16	–	–	–	(5)	–	–	11	–
Other assets	13	–	–	–	(2)	–	–	11	–
	$4,141	$(119)	$(87)	$101	$(56)	$(22)	$37	$3,995	$(77)
Liabilities
Deposits	$(250)	$1	$1	$(80)	$13	$(16)	$50	$(281)	$5
Other
Other liabilities	–	–	–	–	–	–	–	–	–
	$(250)	$1	$1	$(80)	$13	$(16)	$50	$(281)	$5

	For the three months ended July 31, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$16	$–	$–	$–	$(6)	$–	$–	$10	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	5	–	–	–	(2)	9	–	12	–
Equities	1,759	(4)	(4)	84	(16)	–	–	1,819	(5)
	1,782	(4)	(4)	84	(24)	9	–	1,843	(5)
Investment
Mortgage-backed securities	21	–	1	–	–	–	–	22	n.a.
Corporate debt and other debt	149	–	3	–	–	–	–	152	n.a.
Equities	349	–	(2)	2	–	–	–	349	n.a.
	519	–	2	2	–	–	–	523	n.a.
Loans	782	4	(1)	136	(3)	9	(33)	894	7
Other
Net derivative balances (3)
Interest rate contracts	(663)	6	–	(7)	(8)	15	2	(655)	–
Foreign exchange contracts	24	(13)	(2)	1	(2)	9	10	27	(1)
Other contracts	(436)	10	2	(23)	–	10	42	(395)	16
Valuation adjustments	28	–	–	(7)	–	–	–	21	–
Other assets	15	–	–	–	–	–	–	15	–
	$2,051	$3	$(3)	$186	$(37)	$52	$21	$2,273	$17
Liabilities
Deposits	$(157)	$3	$–	$(7)	$6	$(39)	$13	$(181)	$5
Other
Other liabilities	(3)	–	–	–	–	–	–	(3)	–
	$(160)	$3	$–	$(7)	$6	$(39)	$13	$(184)	$5

	For the nine months ended July 31, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	(16)	17	(10)	–	–
Equities	1,874	(159)	(34)	491	(41)	48	–	2,179	(130)
	1,887	(159)	(34)	493	(63)	65	(10)	2,179	(130)
Investment
Mortgage-backed securities	28	–	1	1	–	–	–	30	n.a.
Corporate debt and other debt	151	–	(2)	–	(8)	–	–	141	n.a.
Equities	397	–	34	1	(1)	–	–	431	n.a.
	576	–	33	2	(9)	–	–	602	n.a.
Loans	1,692	(54)	(35)	1,300	(452)	30	(170)	2,311	–
Other
Net derivative balances (3)
Interest rate contracts	(859)	(10)	6	(7)	194	30	14	(632)	(9)
Foreign exchange contracts	(132)	4	10	(8)	48	–	32	(46)	(2)
Other contracts	(785)	(6)	21	(61)	83	(96)	403	(441)	(35)
Valuation adjustments	53	–	–	–	(42)	–	–	11	–
Other assets	15	–	–	–	(4)	–	–	11	–
	$2,447	$(225)	$1	$1,719	$(245)	$29	$269	$3,995	$(176)
Liabilities
Deposits	$(241)	$(26)	$1	$(157)	$19	$(67)	$190	$(281)	$(8)
Other
Other liabilities	–	–	–	–	–	–	–	–	–
	$(241)	$(26)	$1	$(157)	$19	$(67)	$190	$(281)	$(8)

	For the nine months ended July 31, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$1	$–	$(16)	$–	$–	$10	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(2)	–	–	(7)	9	(13)	12	–
Equities	1,530	74	30	245	(61)	1	–	1,819	75
	1,582	72	31	245	(84)	10	(13)	1,843	75
Investment
Mortgage-backed securities	20	–	2	–	–	–	–	22	n.a.
Corporate debt and other debt	152	–	–	–	–	–	–	152	n.a.
Equities	334	–	41	10	(1)	–	(35)	349	n.a.
	506	–	43	10	(1)	–	(35)	523	n.a.
Loans	1,077	(9)	(33)	353	(465)	25	(54)	894	(54)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(151)	(2)	93	58	15	(33)	(655)	38
Foreign exchange contracts	47	(60)	(1)	22	10	9	–	27	(49)
Other contracts	(393)	194	(9)	(138)	48	(183)	86	(395)	218
Valuation adjustments	20	–	–	(7)	(11)	19	–	21	–
Other assets	–	–	–	15	–	–	–	15	–
	$2,204	$46	$29	$593	$(445)	$(105)	$(49)	$2,273	$228
Liabilities
Deposits	$(151)	$(6)	$(1)	$(86)	$23	$(75)	$115	$(181)	$10
Other
Other liabilities	(7)	–	–	–	4	–	–	(3)	–
	$(158)	$(6)	$(1)	$(86)	$27	$(75)	$115	$(184)	$10

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in other comprehensive income (OCI) were $3 million

for the three months ended July 31, 2023 (July 31, 2022 – gains of $9 million) and gains of $33 million for the nine months ended July 31, 2023 (July 31, 2022 – gains of $53 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2023 included derivative assets of $345 million (July 31, 2022 – $571 million) and derivative liabilities of $1,453 million (July 31, 2022 – $1,573 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$8,546	$2,879	$22,203	$5,873
Financial instruments measured at fair value through other comprehensive income	1,383	312	3,439	513
Financial instruments measured at amortized cost	12,905	7,546	36,847	19,487
	22,834	10,737	62,489	25,873
Interest expense (1)
Financial instruments measured at fair value through profit or loss	7,531	2,346	20,046	4,292
Financial instruments measured at amortized cost	9,017	2,501	23,856	5,146
	16,548	4,847	43,902	9,438
Net interest income	$6,286	$5,890	$18,587	$16,435

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Condensed Consolidated Statements of Income: for the three months ended July 31, 2023, Interest income of $112
million

(July 31, 2022 – $143 million), and Interest expense of $13
million

(July 31, 2022 – $1 million); for the nine months ended July 31, 2023, Interest income of $344 million
(July 31, 2022 – $486 million), and Interest expense of $25 million (July 31, 2022 – $4 million).
(2)	Includes dividend income for the three months ended July 31, 2023 of $803 million
(July 31, 2022 – $730 million) and for the nine months ended July 31, 2023 of $2,396 million (July 31, 2022 – $2,170 million), which is presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.